INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 84,142,212		$ 88,232,675
Cumulative distributions from operating limited partnerships	(768,784)		(719,074)
Cumulative impairment loss in investments in operating limited partnerships	(49,980,719)		(48,362,865)
Cumulative losses from operating limited partnerships	(32,875,240)		(36,690,230)
Investments in operating limited partnerships per balance sheets	517,469		2,460,506
The fund has recorded capital contributions to the operating limited partnerships	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(12,018,259)		(12,018,345)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	49,980,719		48,362,865
Other	619,368		786,272
Equity per operating limited partnerships' combined financial statements	39,048,106	$ 39,048,106	39,540,107	$ 39,540,107
Series Forty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	23,784,467		25,829,698
Cumulative distributions from operating limited partnerships	(250,010)		(250,010)
Cumulative impairment loss in investments in operating limited partnerships	(14,606,765)		(14,280,759)
Cumulative losses from operating limited partnerships	(8,927,692)		(11,298,929)
Investments in operating limited partnerships per balance sheets	0		0
The fund has recorded capital contributions to the operating limited partnerships	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,898,636)		(3,023,517)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	14,606,765		14,280,759
Other	(86,527)		(4,180)
Equity per operating limited partnerships' combined financial statements	11,621,602	11,621,602	11,253,062	11,253,062
Series Forty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	15,066,148		17,111,380
Cumulative distributions from operating limited partnerships	(225,810)		(225,810)
Cumulative impairment loss in investments in operating limited partnerships	(8,894,814)		(8,622,973)
Cumulative losses from operating limited partnerships	(5,945,524)		(8,262,597)
Investments in operating limited partnerships per balance sheets	0		0
The fund has recorded capital contributions to the operating limited partnerships	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(841,002)		(1,133,931)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	8,894,814		8,622,973
Other	(66,472)		4,097
Equity per operating limited partnerships' combined financial statements	7,987,340	7,987,340	7,493,139	7,493,139
Series Forty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	45,291,597		45,291,597
Cumulative distributions from operating limited partnerships	(292,964)		(243,254)
Cumulative impairment loss in investments in operating limited partnerships	(26,479,140)		(25,459,133)
Cumulative losses from operating limited partnerships	(18,002,024)		(17,128,704)
Investments in operating limited partnerships per balance sheets	517,469		2,460,506
The fund has recorded capital contributions to the operating limited partnerships	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(8,278,621)		(7,860,897)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	26,479,140		25,459,133
Other	772,367		786,355
Equity per operating limited partnerships' combined financial statements	$ 19,439,164	$ 19,439,164	$ 20,793,906	$ 20,793,906